Amounts receivable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
VAT written-off	$ 0	$ 200	$ 0	$ 200
T R A [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 1,300	$ 0	$ 2,600	$ 0